Schedule of Investments

April 30, 2021 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)
Structured Investments Equity Linked Notes [87.8%] *†‡
Earthquake[3.5%]
Delancey Segregated Account	$5,430	$5,841

Efficiency[36.2%]
Broadway Segregated Account	24,709	28,683
Hollywood Segregated Account	27,786	32,207
Total Efficiency		60,890

Frequency[12.6%]
Atlantic Segregated Account	5,389	6,014
Jay Segregated Account	320	-1
Ocean Segregated Account	4,962	5,992
Park Segregated Account (A)	5,402	7,090
Sunset Segregated Account	1,836	2,180
Total Frequency		21,275

Multi Peril[9.7%]
Carmelia Segregated Account	5,592	6,369
Nassau Segregated Account	5,017	6,443
Venice Segregated Account	2,710	3,609
Total Multi Peril		16,421

Non-Florida[2.6%]
Lexington Segregated Account	4,307	4,337

Opportunistic[5.5%]
Elevado Segregated Account	5,174	6,327
Trinity Segregated Account	2,186	2,906
Total Opportunistic		9,233

Wind[17.7%]
Fulton Segregated Account	3,735	4,147
Glendale Segregated Account	5,356	5,692
King Segregated Account	5,692	6,820
Madison Segregated Account	4,402	5,120
Rodeo Segregated Account	2,053	2,276
Wilshire Segregated Account	5,194	5,728
Total Wind		29,783

Total Structured Investments
(Cost $127,252)		147,780

Total Investments [87.8%]
(Cost $127,252)		$147,780

Percentages are based on net assets of $168,407 (000).

*	Non-income producing securities.

†	Securities considered illiquid. The total value of such securities as of April 30, 2021, was $147,780 (000) and represented 87.8% of the Net Assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of April 30, 2021, was $147,780 (000) and represented 87.8% of the Net Assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.

(A)	Level 3 security in accordance with the fair value hierarchy.

Equity linked notes with a fair value of $7,090 (000), were valued using the Special Purpose Entities NAV adjusted for industry loss data provided by independent third-party assessor applied to certain contracts within the Special Purpose Entities that were impacted by aforementioned data and were considered Level 3, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the inputs used as of April 30, 2021, when valuing the Fund’s investments (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Linked Securities*	$-	$-	$7,090	$147,780
Total Investments in Securities	$-	$-	$7,090	$147,780

*	As of April 30, 2021, structured investments in equity linked notes with a fair value of $140,690 (000) are valued using the Special Purpose Entities NAV as a practical expedient and are not required to be classified in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of April 30, 2021 (000):

Equity Linked Notes
Beginning balance as of February 1, 2021	$6,803
Transfers into Level 3	—
Transfers out of Level 3	—
Net purchases	312
Change in unrealized appreciation	(25)
Ending balance as of April 30, 2021	$7,090
Net change in unrealized appreciation attributable to Level 3 securities held at April 30, 2021	$(25)

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural or non-natural catastrophes in isolation would result in a significantly lower fair value measurement.

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 1

Summary of Segregated Accounts

April 30, 2021 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. (“NB RE, Ltd.”) Portfolio are summarized as follows:

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Earthquake
Delancey			89,798
United States
4 Contracts (3 Cat Bonds)	Live	3/2022 - 4/2028
13 Contracts (1 Cat Bond)	Matured	8/2017 - 1/2021
Efficiency
Broadway			420,559
North America, Europe, Australia, Japan
60 Contracts (2 Cat Bonds)	Live	5/2021 - 4/2029
North America, Europe, Japan
183 Contracts (23 Cat Bonds)	Matured	12/2017 - 4/2021
United States
2 Contracts	Triggered	6/2021
Hollywood			499,994
North America, Europe, Australia
64 Contracts (5 Cat Bonds)	Live	5/2021 - 4/2028
North America, Europe, Japan
188 Contracts (28 Cat Bonds)	Matured	11/2017 - 4/2021
United States
2 Contracts	Triggered	6/2021
Frequency
Atlantic			92,571
United States
4 Contracts (2 Cat Bonds)	Live	12/2021 - 1/2025
8 Contracts (3 Cat Bonds)	Matured	12/2017 - 12/2020
Jay			2,571
United States
0 Contracts	Live	-
3 Contracts	Triggered	4/2018 - 1/2021
Ocean			75,015
North America
4 Contracts (1 Cat Bond)	Live	12/2021 - 1/2027
18 Contracts (4 Cat Bonds)	Matured	9/2017 - 4/2021
Park			89,985
North America
1 Contract	Live	5/2021
United States
21 Contracts	Matured	12/2017 - 4/2021
Sunset			34,718
United States
1 Contracts (1 Cat Bond)	Live	1/2025
10 Contracts (7 Cat Bonds)	Matured	12/2018 - 1/2021
Multi Peril
Carmelia			97,522
United States, Japan, Europe, Australia, New Zealand
3 Contracts (3 Cat Bonds)	Live	12/2021 - 1/2028
9 Contracts (2 Cat Bonds)	Matured	12/2017 - 1/2021
Nassau			69,881
United States
5 Contracts (3 Cat Bonds)	Live	5/2021 - 4/2029
15 Contracts (4 Cat Bonds)	Matured	12/2017 - 1/2021
Venice			56,571
United States
4 Contracts (1 Cat Bond)	Live	4/2021 - 12/2021
9 Contracts (1 Cat Bond)	Matured	7/2018 - 4/2021
Non-Florida
Lexington			55,581
United States
4 Contracts (3 Cat Bonds)	Live	12/2021 - 1/2028
United States, Japan
13 Contracts (3 Cat Bond)	Matured	12/2017 - 10/2020
Opportunistic
Elevado			82,632
United States
5 Contracts (4 Cat Bonds)	Live	12/2021 - 4/2028
13 Contracts (3 Cat Bonds)	Matured	12/2017 - 4/2021
Trinity			46,414
United States
3 Contracts	Live	2/2022 - 3/2022
8 Contracts (1 Cat Bond)	Matured	12/2017 - 2/2021
Wind
Fulton			59,407
United States - Florida
2 Contracts (1 Cat Bond)	Live	12/2021 - 4/2029
6 Contracts	Matured	11/2017 - 6/2020
Glendale			87,185
United States
3 Contracts (2 Cat Bonds)	Live	12/2021 - 1/2028
6 Contracts	Matured	12/2017 - 12/2019
King			89,796
United States
3 Contracts	Live	5/2021 - 3/2022
15 Contracts (3 Cat Bonds)	Matured	12/2017 - 4/2021
Madison			78,071
United States
5 Contracts (3 Cat Bonds)	Live	12/2021 - 1/2028
15 Contracts (7 Cat Bonds)	Matured	11/2017 - 1/2021
Rodeo			35,317
United States, Japan, Europe
2 Contracts (1 Cat Bond)	Live	12/2021 - 1/2028
2 Contracts	Matured	12/2018
Wilshire			65,363
United States
4 Contracts (2 Cat Bonds)	Live	5/2021 - 5/2024
18 Contracts (1 Cat Bond)	Matured	12/2017 - 1/2021

Disclosures

*	During the period from July 27, 2017 – April 30, 2021, the Fund owned between 2.1% and 7.9% of the assets represented in the NB RE, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

CNR-QH-003-0800

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 2